Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

18   Leases

(a)	Amounts recognized in the consolidated balance sheet

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Right‑of‑use assets (Note 13)
- Properties	89,574	48,572

Lease liabilities (Note 28)
- Non current	44,553	28,283
- Current	47,030	22,941
	91,583	51,224

Additions to the right-of-use assets during the years ended December 31, 2022 and 2023 were RMB76,534,000 and RMB21,612,000, respectively.

The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on December 31, 2022 and 2023 was 4.79% and 4.26%.

18   Leases (Continued)

(b)	Amounts recognized in the consolidated statement of profit or loss

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Depreciation charge of right‑of‑use assets	88,974	75,519	45,082
Interest expenses (included in finance cost)	5,803	7,578	3,448
	94,777	83,097	48,530

The total cash outflow for leases in 2021, 2022 and 2023 were RMB97,551,000, RMB79,618,000 and RMB67,180,000, respectively.

Expenses recognized in relation to short-term leases for the years ended December 31, 2021, 2022 and 2023 amounted to RMB1,412,000, RMB2,884,000, and RMB6,258,000, respectively.